Related Party Transactions - Asset Management Arrangements (Details) (ING Bank, USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
ING Bank
Related Party Transaction [Line Items]
Asset management fees	$ 7.7